Schedule of Fair Value of Stock Options Assumptions (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
2016 Stock Incentive Plan [Member] | Black-Scholes Option Pricing Model [Member] | Up-List [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.45%
Expected dividend yield	0.00%
Expected volatility	71.00%
Expected life	6 years
2016 Stock Incentive Plan [Member] | Black-Scholes Option Pricing Model [Member] | No Up-List [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.45%
Expected dividend yield	0.00%
Expected volatility	132.00%
Expected life	6 years
2019 Equity Incentive Plan [Member] | Black-Scholes Option Pricing Model [Member] | Up-List [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Risk-free interest rate, minimum	0.20%	1.51%
Risk-free interest rate, maximum	0.79%	2.59%
Expected volatility, minimum	61.00%	69.00%
Expected volatility, maximum	91.00%	95.00%
2019 Equity Incentive Plan [Member] | Black-Scholes Option Pricing Model [Member] | Up-List [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	3 years	3 years
2019 Equity Incentive Plan [Member] | Black-Scholes Option Pricing Model [Member] | Up-List [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	6 years 8 months 12 days	6 years
2019 Equity Incentive Plan [Member] | Black-Scholes Option Pricing Model [Member] | No Up-List [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Risk-free interest rate, minimum	0.20%	1.51%
Risk-free interest rate, maximum	0.79%	2.59%
Expected volatility, minimum	61.00%	119.00%
Expected volatility, maximum	142.00%	149.00%
2019 Equity Incentive Plan [Member] | Black-Scholes Option Pricing Model [Member] | No Up-List [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	3 years	3 years
2019 Equity Incentive Plan [Member] | Black-Scholes Option Pricing Model [Member] | No Up-List [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	6 years 8 months 12 days	6 years
2019 Equity Incentive Plan [Member] | Monte Carlo Model [Member] | Up-List [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield		0.00%
Expected life		10 years
Risk-free interest rate, minimum		2.20%
Risk-free interest rate, maximum		2.70%
Expected volatility, minimum		140.00%
Expected volatility, maximum		146.00%
2019 Equity Incentive Plan [Member] | Monte Carlo Model [Member] | No Up-List [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield		0.00%
Expected volatility		110.00%
Expected life		10 years
Risk-free interest rate, minimum		2.16%
Risk-free interest rate, maximum		2.71%
Stock Options Outside 2016 Plan and 2019 Plan [Member] | Black-Scholes Option Pricing Model [Member] | Up-List [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield		0.00%
Risk-free interest rate, minimum		2.49%
Risk-free interest rate, maximum		2.57%
Expected volatility, minimum		74.00%
Expected volatility, maximum		95.00%
Stock Options Outside 2016 Plan and 2019 Plan [Member] | Black-Scholes Option Pricing Model [Member] | Up-List [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life		3 years
Stock Options Outside 2016 Plan and 2019 Plan [Member] | Black-Scholes Option Pricing Model [Member] | Up-List [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life		5 years 9 months 18 days
Stock Options Outside 2016 Plan and 2019 Plan [Member] | Black-Scholes Option Pricing Model [Member] | No Up-List [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield		0.00%
Risk-free interest rate, minimum		2.49%
Risk-free interest rate, maximum		2.57%
Expected volatility, minimum		122.00%
Expected volatility, maximum		142.00%
Stock Options Outside 2016 Plan and 2019 Plan [Member] | Black-Scholes Option Pricing Model [Member] | No Up-List [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life		3 years
Stock Options Outside 2016 Plan and 2019 Plan [Member] | Black-Scholes Option Pricing Model [Member] | No Up-List [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life		5 years 9 months 18 days
ABG Warrants [Member] | Monte Carlo Model [Member] | Up-List [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield		0.00%
Risk-free interest rate, minimum		2.00%
Risk-free interest rate, maximum		2.10%
Expected volatility, minimum		51.00%
Expected volatility, maximum		52.00%
ABG Warrants [Member] | Monte Carlo Model [Member] | Up-List [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life		6 years
ABG Warrants [Member] | Monte Carlo Model [Member] | Up-List [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life		7 years 3 months 18 days
ABG Warrants [Member] | Monte Carlo Model [Member] | No Up-List [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield		0.00%
Risk-free interest rate, minimum		2.00%
Risk-free interest rate, maximum		2.10%
Expected volatility, minimum		121.00%
Expected volatility, maximum		123.00%
ABG Warrants [Member] | Monte Carlo Model [Member] | No Up-List [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life		6 years 2 months 12 days
ABG Warrants [Member] | Monte Carlo Model [Member] | No Up-List [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life		7 years 3 months 18 days